Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Estimated Useful lives of Fixed Assets

Fixed assets are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Office building	– 43 to 45 years
Office building related facility, machinery and equipment	– 15 years
Computer equipment	– 3 to 5 years
Office equipment	– 3 to 5 years
Vehicles	– 5 years
Leasehold improvements	– over the shorter of lease terms or estimated useful lives of the assets

Intangible Assets, Weighted Average Economic Lives from Date of Purchase

Intangible assets have weighted average useful lives from the date of purchase as follows:

Land use rights	– 50 years
Customer relationships	– 3 years
Software	– 5 years
Trademarks	– 9 years
User list	– 3 years
Licensed copyrights of video contents	– 3 years
Others	– 6 years

Summary of Revenues Disaggregated by Revenue Source

The following table presents the Company’s revenues disaggregated by revenue source:

	For the years ended
	December 31, 2016	December 31, 2017	December 31, 2018	December 31, 2018
	RMB	RMB	RMB	US$
	(In millions)
Online marketing	64,525	73,146	81,912	11,914

iQIYI membership service	3,759	6,532	10,603	1,542
iQIYI content distribution	501	1,192	2,163	315
Interest income earned from provision of financial services	222	1,658	1,724	251
Others	1,542	2,281	5,875	854

Other revenue	6,024	11,663	20,365	2,962

Total revenue	70,549	84,809	102,277	14,876